UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1530

Name of Registrant:	Vanguard Explorer Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1:	Schedule of Investments

Vanguard Explorer Fund Schedule of Investments January 31, 2006

	Shares	Market Value ($000)

Common Stocks (94.7%)

Consumer Discretionary (17.3%)
* O'Reilly Automotive, Inc.	1,609,600	52,827
* Carter's, Inc.	570,050	38,758
* Hibbett Sporting Goods, Inc.	1,078,450	33,054
* Rare Hospitality International Inc.	978,195	30,862
* Men's Wearhouse, Inc.	882,048	30,140
* Lamar Advertising Co. Class A	654,040	30,034
* Guess ?, Inc.	703,800	29,862
* Advance Auto Parts, Inc.	671,350	29,251
Ryland Group, Inc.	370,700	26,824
Catalina Marketing Corp.	1,134,200	25,349
*^ Netflix.com, Inc.	915,500	25,222
* Genesco, Inc.	634,100	24,698
Phillips-Van Heusen Corp.	673,100	24,319
* Pacific Sunwear of California, Inc.	953,825	23,378
^ Garmin Ltd.	353,600	21,997
* Valassis Communications, Inc.	776,600	21,667
* ITT Educational Services, Inc.	364,200	21,233
Barnes & Noble, Inc.	490,499	20,807
MDC Holdings, Inc.	322,549	20,466
Aaron Rents, Inc. Class B	848,275	20,401
* Hovnanian Enterprises Inc. Class A	416,000	20,143
* Fossil, Inc.	846,950	20,073
Harte-Hanks, Inc.	706,900	20,062
* Panera Bread Co.	293,100	19,960
* Timberland Co.	552,000	19,298
* Quiksilver, Inc.	1,336,700	18,741
*^ The Goodyear Tire & Rubber Co.	1,185,703	18,544
* The Pantry, Inc.	336,502	18,420
* Papa John's International, Inc.	523,156	18,169
* DreamWorks Animation SKG, Inc.	664,500	17,809
Ethan Allen Interiors, Inc.	416,600	17,710
* Helen of Troy Ltd.	914,300	17,518
* Laureate Education Inc.	331,827	17,288
* Meritage Corp.	285,500	17,273
Ruby Tuesday, Inc.	598,900	17,135
Talbots Inc.	589,800	16,438
* priceline.com, Inc.	744,080	16,407
CBRL Group, Inc.	373,289	16,387
Regis Corp.	422,500	16,372
* Insight Enterprises, Inc.	780,325	16,317
SCP Pool Corp.	407,300	16,243
ADVO, Inc.	490,100	16,114
* The Cheesecake Factory Inc.	436,300	16,078
* Sonic Corp.	548,093	15,867
* Education Management Corp.	510,640	15,636
* Penn National Gaming, Inc.	478,400	15,357
K-Swiss, Inc.	476,095	15,068
Harman International Industries, Inc.	133,050	14,636
* Career Education Corp.	450,200	14,627
* Tractor Supply Co.	283,125	14,462
* The Dress Barn, Inc.	305,500	14,096
Foot Locker, Inc.	618,700	14,057
* Texas Roadhouse, Inc.	901,585	13,984
* TRW Automotive Holdings Corp.	533,900	13,721
* DSW Inc. Class A	512,000	13,686
Tenma Corp.	754,400	13,619
*^ Charter Communications, Inc.	11,275,300	13,418
* Getty Images, Inc.	160,975	13,144
* Bright Horizons Family Solutions, Inc.	330,506	12,916
Brunswick Corp.	343,300	12,905
Beazer Homes USA, Inc.	177,000	12,893
Borders Group, Inc.	522,900	12,874
Fred's, Inc.	807,200	12,818
* Playboy Enterprises, Inc. Class B	855,549	12,782
Thomas Nelson, Inc.	494,200	12,701
Darden Restaurants Inc.	305,800	12,434
bebe stores, inc	615,937	12,430
BorgWarner, Inc.	223,500	12,322
*^ GameStop Corp. Class A	305,573	12,318
*^ Nutri/System Inc.	248,200	12,137
* CEC Entertainment Inc.	335,850	12,097
* The Children's Place Retail Stores, Inc.	276,203	12,095
Intrawest Corp.	428,800	12,045
Brinker International, Inc.	294,600	11,990
Applebee's International, Inc.	491,161	11,773
United Auto Group, Inc.	306,000	11,720
Service Corp. International	1,423,650	11,645
* Urban Outfitters, Inc.	415,300	11,342
* NVR, Inc.	14,100	11,199
* Imax Corp.	1,375,000	11,151
* Coldwater Creek Inc.	536,895	10,953
Standard Pacific Corp.	279,500	10,873
Outback Steakhouse, Inc.	228,600	10,568
* Build-A-Bear-Workshop, Inc.	323,100	10,452
* TiVo Inc.	1,888,800	10,407
American Eagle Outfitters, Inc.	380,600	10,269
* MarineMax, Inc.	320,175	10,076
* R.H. Donnelley Corp.	147,500	9,679
* Tenneco Automotive, Inc.	436,800	9,588
* Hot Topic, Inc.	664,900	9,548
Ross Stores, Inc.	332,300	9,471
Domino's Pizza, Inc.	373,651	9,308
* Jarden Corp.	376,732	9,283
* Red Robin Gourmet Burgers	233,675	9,275
* The Warnaco Group, Inc.	366,700	9,101
* California Pizza Kitchen, Inc.	278,151	9,101
* LodgeNet Entertainment Corp.	674,600	9,100
Tupperware Corp.	408,300	9,064
Astro All Asia Networks PLC	6,831,000	8,956
* Life Time Fitness, Inc.	230,100	8,880
* Harris Interactive Inc.	1,612,500	8,659
Thor Industries, Inc.	202,400	8,632
* Chico's FAS, Inc.	197,000	8,581
Polo Ralph Lauren Corp.	150,005	8,496
* Sotheby's Holdings Class A	423,522	8,424
* Morningstar, Inc.	218,225	8,408
CKE Restaurants Inc.	526,200	8,235
* Jos. A. Bank Clothiers, Inc.	160,025	8,204
* Too Inc.	276,100	7,988
The Yankee Candle Co., Inc.	315,600	7,922
* Dollar Tree Stores, Inc.	318,900	7,906
* P.F. Chang's China Bistro, Inc.	154,000	7,894
Finish Line, Inc.	435,089	7,810
* Gaylord Entertainment Co.	181,545	7,806
* Select Comfort Corp.	281,600	7,772
Stein Mart, Inc.	465,087	7,711
Jackson Hewitt Tax Service Inc.	296,300	7,485
Hilton Hotels Corp.	297,100	7,407
* Zale Corp.	294,400	7,216
* Williams-Sonoma, Inc.	181,000	7,200
* Guitar Center, Inc.	132,140	7,093
Building Materials Holding Corp.	86,600	6,856
* Hollywood Media Corp.	1,539,423	6,850
^ Brookfield Homes Corp.	132,520	6,845
* Volcom, Inc.	180,000	6,829
Stage Stores, Inc.	226,988	6,739
* Leapfrog Enterprises, Inc.	575,000	6,521
Gentex Corp.	385,850	6,444
* Vail Resorts Inc.	211,900	6,440
* ProQuest Co.	216,400	6,438
*^ Tempur-Pedic International Inc.	547,500	6,384
*^ Columbia Sportswear Co.	122,500	6,327
Polaris Industries, Inc.	111,001	6,055
* William Lyon Homes, Inc.	57,300	5,885
Matthews International Corp.	156,190	5,840
* IAC/InterActiveCorp	195,705	5,679
^ Oakley, Inc.	361,800	5,662
* Radio One, Inc. Class D	505,254	5,538
Michaels Stores, Inc.	164,325	5,526
The Marcus Corp.	229,100	5,514
Sinclair Broadcast Group, Inc.	687,473	5,472
Claire's Stores, Inc.	170,900	5,411
* Rent-A-Center, Inc.	255,300	5,234
Choice Hotel International, Inc.	103,000	4,896
Maytag Corp.	283,200	4,877
* Zumiez Inc.	100,000	4,834
* Isle of Capri Casinos, Inc.	166,900	4,748
Orient-Express Hotel Ltd.	145,355	4,692
Harrah's Entertainment, Inc.	63,170	4,649
GTECH Holdings Corp.	134,600	4,498
* The Gymboree Corp.	176,000	4,337
* XM Satellite Radio Holdings, Inc.	163,890	4,291
* CarMax, Inc.	140,000	4,185
* Vertrue Inc.	96,272	4,165
Fortune Brands, Inc.	55,015	4,124
Winnebago Industries, Inc.	128,400	4,020
* Jack in the Box Inc.	98,000	3,896
The Stanley Works	78,800	3,864
Tiffany & Co.	99,500	3,751
* Palm Harbor Homes, Inc.	176,900	3,750
Abercrombie & Fitch Co.	53,890	3,578
* Payless ShoeSource, Inc.	145,700	3,549
Oxford Industries, Inc.	74,100	3,365
Christopher & Banks Corp.	168,600	3,337
* GameStop Corp. Class B	88,901	3,311
*^ Martha Stewart Living Omnimedia, Inc.	179,800	3,274
Steven Madden, Ltd.	106,000	3,226
*^ Deckers Outdoor Corp.	99,300	3,171
Kenneth Cole Productions, Inc.	113,600	3,049
RadioShack Corp.	132,000	2,930
Pier 1 Imports Inc.	266,200	2,880
Blyth, Inc.	129,400	2,808
* Blount International, Inc.	169,300	2,717
^ Charles & Colvard Ltd.	181,125	2,668
* Steiner Leisure Ltd.	66,800	2,593
* Skechers U.S.A., Inc.	131,600	2,546
Reader's Digest Association, Inc.	156,900	2,493
* RCN Corp.	92,825	2,274
^ Pre-Paid Legal Services, Inc.	57,600	2,200
* Steak n Shake Co.	118,200	2,168
* Entravision Communications Corp.	301,700	2,142
Station Casinos, Inc.	29,410	1,966
*^ True Religion Apparel, Inc.	81,600	1,914
John Wiley & Sons Class A	47,000	1,781
*^ Multimedia Games Inc.	177,000	1,682
* Citi Trends Inc.	28,477	1,310
* MTR Gaming Group Inc.	126,000	1,269
Movie Gallery, Inc.	205,600	1,121
* DeVry, Inc.	36,900	848
* Alderwoods Group, Inc.	46,421	802
* Scientific Games Corp.	19,000	609
* Universal Technical Institute Inc.	10,200	373
* Visteon Corp.	38,500	202
Beasley Broadcast Group, Inc.	9,190	126
* Cache, Inc.	1	0

		2,086,762

Consumer Staples (1.8%)
* Revlon, Inc. Class A	8,091,800	27,998
Nu Skin Enterprises, Inc.	1,162,400	22,620
* Playtex Products, Inc.	1,558,300	20,912
* Performance Food Group Co.	730,800	20,148
*^ Hansen Natural Corp.	174,900	15,356
Pilgrim's Pride Corp.	591,500	14,397
* Chattem, Inc.	278,190	11,142
* Central Garden and Pet Co.	200,692	9,950
* NBTY, Inc.	447,548	9,260
*^ he Great Atlantic & Pacific Tea Co., Inc.	289,900	9,054
Casey's General Stores, Inc.	350,712	8,926
Longs Drug Stores, Inc.	251,400	8,796
Seaboard Corp.	4,615	6,784
*^ USANA Health Sciences, Inc.	159,500	6,398
* Herbalife Ltd.	141,600	4,899
Sanderson Farms, Inc.	162,625	4,554
* Gold Kist Inc.	287,300	4,341
Lancaster Colony Corp.	92,900	3,853
Chiquita Brands International, Inc.	209,500	3,794
Church & Dwight, Inc.	101,749	3,744
* Rite Aid Corp.	824,350	2,959
^ Mannatech, Inc.	160,400	2,291
American Italian Pasta Co.	566,300	2,067
Coca-Cola Bottling Co.	10,000	450

		224,693

Energy (8.6%)
Tidewater Inc.	1,369,000	79,977
* Cal Dive International, Inc.	1,580,000	66,328
Patterson-UTI Energy, Inc.	1,568,200	58,996
Helmerich & Payne, Inc.	715,800	56,090
St. Mary Land & Exploration Co.	909,498	39,690
* Grant Prideco, Inc.	729,850	36,558
Frontier Oil Corp.	706,000	33,457
* Cooper Cameron Corp.	566,200	27,398
* Grey Wolf, Inc.	3,000,295	26,403
CARBO Ceramics Inc.	385,250	25,954
* Unit Corp.	430,100	25,677
Todco Class A	571,859	25,505
* Superior Energy Services, Inc.	844,470	22,927
* Comstock Resources, Inc.	711,300	22,762
* TETRA Technologies, Inc.	565,600	22,443
* Hornbeck Offshore Services, Inc.	564,010	22,436
Holly Corp.	293,800	21,624
Western Oil Sands Inc.	701,200	21,380
Rowan Cos., Inc.	437,900	19,631
CONSOL Energy, Inc.	251,400	18,327
* Oil States International, Inc.	425,000	17,383
* Denbury Resources, Inc.	568,400	16,921
* Ultra Petroleum Corp.	241,100	16,585
OPTI Canada Inc.	357,500	14,059
Range Resources Corp.	449,875	13,438
Tesoro Petroleum Corp.	168,900	12,240
XTO Energy, Inc.	226,308	11,107
* Encore Acquisition Co.	290,233	10,492
* KCS Energy, Inc.	361,300	10,489
Massey Energy Co.	242,900	10,020
* NS Group Inc.	218,100	9,858
* W-H Energy Services, Inc.	204,066	9,852
* Giant Industries, Inc.	140,800	9,841
* Pride International, Inc.	272,700	9,629
* Parker Drilling Co.	801,100	9,597
* Pioneer Drilling Co.	413,000	9,416
* Remington Oil & Gas Corp.	206,200	9,238
* Hydrill Co.	110,700	9,116
* Forest Oil Corp.	163,295	8,410
* SEACOR Holdings Inc.	112,100	8,327
* Veritas DGC Inc.	183,829	8,283
ENSCO International, Inc.	160,730	8,217
* Energy Partners, Ltd.	276,558	7,763
* Maverick Tube Corp.	160,600	7,685
* Whiting Petroleum Corp.	156,200	7,232
Western Gas Resources, Inc.	149,600	7,106
* National Oilwell Varco Inc.	90,280	6,868
* Atwood Oceanics, Inc.	69,675	6,768
* Swift Energy Co.	135,900	6,716
* Alon USA Energy, Inc.	308,800	6,664
* Oceaneering International, Inc.	103,200	6,131
World Fuel Services Corp.	150,400	5,183
* Plains Exploration & Production Co.	111,800	5,013
Arch Coal, Inc.	55,800	4,839
* FMC Technologies Inc.	89,800	4,653
* Warren Resources Inc.	252,527	4,467
* Petroleum Development Corp.	100,900	4,325
* Western Refining, Inc.	222,225	4,167
Occidental Petroleum Corp.	41,874	4,092
* Duvernay Oil Corp.	94,800	3,723
* Gulfmark Offshore, Inc.	112,489	3,685
Niko Resources Ltd.	65,800	3,062
W&T Offshore, Inc.	63,395	2,531
Berry Petroleum Class A	31,215	2,480
* Quicksilver Resources, Inc.	16,250	817

		1,032,051

Financials (7.8%)
* Nasdaq Stock Market Inc.	1,177,701	49,357
Cullen/Frost Bankers, Inc.	856,700	46,039
* CB Richard Ellis Group, Inc.	678,690	42,839
* Affiliated Managers Group, Inc.	443,490	41,156
* Investment Technology Group, Inc.	753,700	33,901
^ CapitalSource Inc.	1,241,015	27,253
Jefferies Group, Inc.	482,700	26,293
Cash America International Inc.	951,100	25,195
Westcorp, Inc.	353,300	24,445
W.R. Berkley Corp.	374,700	18,510
Strategic Hotel Capital, Inc. REIT	857,215	18,344
IndyMac Bancorp, Inc.	421,200	17,210
Webster Financial Corp.	343,734	16,190
* SVB Financial Group	305,119	15,097
HCC Insurance Holdings, Inc.	456,500	14,179
UCBH Holdings, Inc.	801,529	13,907
First American Corp.	290,200	13,587
International Bancshares Corp.	451,400	13,203
Platinum Underwriters Holdings, Ltd.	407,700	12,496
Host Marriott Corp. REIT	610,845	12,186
Reinsurance Group of America, Inc.	250,900	12,169
U-Store-It Trust REIT	535,100	11,440
* Signature Bank	369,900	11,263
* Covanta Holding Corp.	650,930	11,261
First Community Bancorp	185,300	11,137
Equity Inns, Inc. REIT	703,100	11,109
Redwood Trust, Inc. REIT	241,700	10,502
Willis Group Holdings Ltd.	291,975	10,134
CBL & Associates Properties, Inc. REIT	234,500	9,924
* First Cash Financial Services, Inc.	278,166	9,708
*^ Portfolio Recovery Associates, Inc.	185,600	9,141
The Phoenix Cos., Inc.	600,100	9,056
^ The First Marblehead Corp.	276,042	8,938
* CompuCredit Corp.	218,300	8,767
* Arch Capital Group Ltd.	154,725	8,408
Apollo Investment Corp.	447,325	8,155
* AmeriCredit Corp.	282,000	8,110
Boston Private Financial Holdings, Inc.	265,077	8,095
Zenith National Insurance Corp.	144,696	8,000
* Nelnet, Inc.	191,700	7,879
PartnerRe Ltd.	126,940	7,842
Arthur J. Gallagher & Co.	266,500	7,771
* Accredited Home Lenders Holding Co.	146,793	7,711
TCF Financial Corp.	302,900	7,569
IPC Holdings Ltd.	275,875	7,520
Student Loan Corp.	33,500	7,337
Wilmington Trust Corp.	174,900	7,258
LandAmerica Financial Group, Inc.	109,600	7,231
People's Bank	221,100	6,786
^ Investors Financial Services Corp.	141,800	6,656
Aspen Insurance Holdings Ltd.	285,000	6,606
* Conseco, Inc.	269,200	6,560
Hudson United Bancorp	152,000	6,331
Jones Lang Lasalle Inc.	104,000	6,122
City National Corp.	81,500	6,110
East West Bancorp, Inc.	164,600	6,075
StanCorp Financial Group, Inc.	121,000	6,020
Hanmi Financial Corp.	316,162	6,004
* Universal American Financial Corp.	360,300	5,934
BankUnited Financial Corp.	208,524	5,860
Corus Bankshares Inc.	90,700	5,824
Sovereign Bancorp, Inc.	263,850	5,752
Kilroy Realty Corp. REIT	81,500	5,509
Eaton Vance Corp.	189,900	5,473
* Asset Acceptance Capital Corp.	222,096	5,419
Gold Banc Corp., Inc.	295,100	5,359
American Equity Investment Life Holding Co.	375,700	5,279
Bank of Hawaii Corp.	100,300	5,237
* GFI Group Inc.	93,000	5,077
Sterling Financial Corp.	180,632	5,061
Assured Guaranty Ltd.	196,700	5,010
Westamerica Bancorporation	85,500	4,602
* International Securities Exchange, Inc.	121,725	4,522
Equity Lifestyle Properties, Inc. REIT	95,230	4,381
Wintrust Financial Corp.	79,345	4,261
* E*TRADE Financial Corp.	175,000	4,163
National Financial Partners Corp.	73,100	3,912
Flagstar Bancorp, Inc.	234,800	3,564
BlackRock, Inc.	26,400	3,506
Fremont General Corp.	135,300	3,315
Independent Bank Corp. (MI)	119,085	3,289
Global Signal, Inc. REIT	61,300	2,961
Advance America Cash Advance Centers Inc.	183,100	2,609
Mills Corp. REIT	58,800	2,437
Downey Financial Corp.	35,600	2,331
The St. Joe Co.	35,300	2,240
*^ Encore Capital Group, Inc.	118,003	2,226
Financial Federal Corp.	49,400	2,211
Brown & Brown, Inc.	69,400	1,994
Scottish Re Group Ltd.	75,000	1,847
Advanta Corp. Class B	52,100	1,803
LaSalle Hotel Properties REIT	37,300	1,426
R.L.I. Corp.	25,900	1,415
Old Second Bancorp, Inc.	43,900	1,366
CVB Financial Corp.	82,781	1,362
* Tejon Ranch Co.	29,500	1,251
UICI	33,200	1,213
ASTA Funding, Inc.	39,100	1,199
* Trammell Crow Co.	35,400	1,006
Highland Hospitality Corp. REIT	52,400	632
* World Acceptance Corp.	20,651	586
Cathay General Bancorp	16,200	579
* Primus Guaranty, Ltd.	44,500	576
Waddell & Reed Financial, Inc.	15,700	350
Affordable Residential Communities REIT	27,900	265
Extra Space Storage Inc. REIT	16,397	252

		944,538

Health Care (17.9%)
* PDL BioPharma Inc.	1,658,302	48,340
Pharmaceutical Product Development, Inc.	663,896	45,928
* Henry Schein, Inc.	940,050	43,844
* Cephalon, Inc.	580,800	41,173
* Abgenix, Inc.	1,864,900	41,158
* Health Net Inc.	798,700	39,432
* Covance, Inc.	661,490	37,579
Bausch & Lomb, Inc.	552,300	37,308
*^ Cerner Corp.	788,176	35,468
*^ Nektar Therapeutics	1,646,200	32,595
* United Surgical Partners International, Inc.	784,925	30,424
* Human Genome Sciences, Inc.	2,656,800	29,225
* Respironics, Inc.	786,906	28,352
* ResMed Inc.	694,400	27,387
* Hologic, Inc.	530,946	27,322
* Genesis Healthcare Corp.	735,064	26,940
Manor Care, Inc.	684,900	26,780
* Intuitive Surgical, Inc.	191,564	26,369
* Barr Pharmaceuticals Inc.	393,050	25,776
* Lincare Holdings, Inc.	604,275	25,537
Cooper Cos., Inc.	448,250	24,846
* Millennium Pharmaceuticals, Inc.	2,321,100	24,000
* Techne Corp.	416,593	23,683
* Per-Se Technologies, Inc.	948,931	23,600
* Vertex Pharmaceuticals, Inc.	660,678	23,599
* Alkermes, Inc.	955,100	23,247
* Pediatrix Medical Group, Inc.	264,375	23,180
* LifePoint Hospitals, Inc.	734,900	22,672
* Matria Healthcare, Inc.	510,900	21,800
* Medarex, Inc.	1,553,200	21,714
* Amylin Pharmaceuticals, Inc.	511,900	21,705
Dade Behring Holdings Inc.	553,200	21,647
* Edwards Lifesciences Corp.	487,800	20,946
Omnicare, Inc.	416,700	20,710
* Serologicals Corp.	889,800	19,896
* Cubist Pharmaceuticals, Inc.	876,547	18,968
DENTSPLY International Inc.	326,250	17,520
* IDEXX Laboratories Corp.	223,779	17,191
LCA-Vision Inc.	301,400	16,930
* Advanced Medical Optics, Inc.	377,000	16,807
* ICOS Corp.	673,795	16,744
* Invitrogen Corp.	242,700	16,717
* Celgene Corp.	226,435	16,111
* Watson Pharmaceuticals, Inc.	485,800	16,075
* Lifeline Systems, Inc.	338,500	15,910
Universal Health Services Class B	334,800	15,906
* Haemonetics Corp.	301,600	15,683
* United Therapeutics Corp.	242,503	15,683
* AMN Healthcare Services, Inc.	773,072	15,593
Chemed Corp.	290,850	15,462
* Ventana Medical Systems, Inc.	377,700	15,236
*^ American Pharmaceuticals Partners, Inc.	454,100	15,176
* Neurocrine Biosciences, Inc.	247,456	15,038
Hogy Medical Co., Ltd.	285,200	14,622
* Community Health Systems, Inc.	394,620	14,360
* Zymogenetics, Inc.	633,019	14,123
* Gen-Probe Inc.	277,375	13,988
Mentor Corp.	309,300	13,919
* Kyphon Inc.	333,907	13,881
* NPS Pharmaceuticals Inc.	959,900	13,631
Kissei Pharmaceutical Co.	737,000	13,627
PerkinElmer, Inc.	598,900	13,619
* IntraLase Corp.	680,000	13,498
* Immucor Inc.	440,300	13,231
* Salix Pharmaceuticals, Ltd.	755,314	13,135
* Ventiv Health, Inc.	499,107	12,722
* American Retirement Corp.	459,030	12,499
* Sierra Health Services, Inc.	313,200	12,409
* CV Therapeutics, Inc.	502,400	12,364
* Par Pharmaceutical Cos. Inc.	359,025	11,877
* American Healthways Inc.	265,000	11,840
* ViroPharma Inc.	502,800	11,670
* Bruker BioSciences Corp.	2,341,600	11,521
* InterMune Inc.	562,500	11,379
* Affymetrix, Inc.	295,200	11,271
* Axcan Pharma Inc.	611,700	11,206
* Psychiatric Solutions, Inc.	335,600	11,071
* Triad Hospitals, Inc.	268,966	11,044
* Cyberonics, Inc.	362,100	10,867
* Sybron Dental Specialties, Inc.	245,100	10,441
* King Pharmaceuticals, Inc.	554,300	10,393
* Cambridge Antibody Technology Group	829,200	10,357
Valeant Pharmaceuticals International	558,500	10,031
* Nuvelo, Inc.	571,400	9,800
* Qiagen NV	823,300	9,748
* Varian Medical Systems, Inc.	160,250	9,649
* Connetics Corp.	643,008	9,632
* Emdeon Corp.	1,022,700	9,552
* Thoratec Corp.	376,172	9,517
* Sunrise Senior Living, Inc.	261,400	9,502
*^ Biosite Inc.	184,700	9,220
* Cutera, Inc.	333,800	9,093
* Magellan Health Services, Inc.	245,700	8,963
*^ Kindred Healthcare, Inc.	378,200	8,661
* Kos Pharmaceuticals, Inc.	196,700	8,617
STERIS Corp.	312,400	8,435
* QLT Inc.	1,384,900	8,337
*^ Allscripts Healthcare Solutions, Inc.	469,600	8,270
PolyMedica Corp.	207,202	8,230
Diagnostic Products Corp.	161,800	8,219
* The TriZetto Group, Inc.	442,775	8,129
* Myogen, Inc.	215,800	8,054
* Apria Healthcare Group Inc.	328,100	7,996
* Arena Pharmaceuticals, Inc.	455,850	7,736
* Renal Care Group, Inc.	161,700	7,671
* Symmetry Medical Inc.	359,000	7,640
* Varian, Inc.	198,700	7,624
* Regeneron Pharmaceuticals, Inc.	500,100	7,617
* Endo Pharmaceuticals Holdings, Inc.	264,675	7,596
* Cell Genesys, Inc.	1,210,500	7,578
*^ Idenix Pharmaceuticals Inc.	332,487	7,564
* ICU Medical, Inc.	203,586	7,337
Medicis Pharmaceutical Corp.	236,500	7,310
* DJ Orthopedics Inc.	219,758	7,215
* Intermagnetics General Corp.	172,475	6,958
* Adolor Corp.	453,200	6,934
* Impax Laboratories, Inc.	662,300	6,606
* Odyssey Healthcare, Inc.	323,250	6,588
* Andrx Group	354,900	6,228
*^ Momenta Pharmaceuticals, Inc.	304,827	6,218
* Onyx Pharmaceuticals, Inc.	212,500	5,969
* First Horizon Pharmaceutical Corp.	351,417	5,907
* Pharmion Corp.	349,357	5,824
Beckman Coulter, Inc.	97,500	5,806
* DaVita, Inc.	104,225	5,706
* Myriad Genetics, Inc.	262,400	5,626
* Bio-Rad Laboratories, Inc. Class A	83,300	5,614
* MGI Pharma, Inc.	335,000	5,584
* Telik, Inc.	288,496	5,536
* Millipore Corp.	80,200	5,516
*^ Tanox, Inc.	297,379	5,368
*^ Amedisys Inc.	116,000	5,261
* Noven Pharmaceuticals, Inc.	328,800	5,139
* ImmunoGen, Inc.	1,199,000	4,808
* Cytyc Corp.	159,203	4,792
* Cytokinetics, Inc.	667,900	4,775
* Syneron Medical Ltd.	160,000	4,451
* Seattle Genetics, Inc.	771,900	4,346
*^ Inamed Corp.	46,700	4,302
*^ Geron Corp.	558,693	4,285
* Gentiva Health Services, Inc.	223,194	4,238
* Charles River Laboratories, Inc.	88,488	4,082
* Molina Healthcare Inc.	149,900	3,966
* Digene Corp.	112,469	3,734
* LifeCell Corp.	161,900	3,513
* Radiation Therapy Services, Inc.	116,290	3,477
Owens & Minor, Inc. Holding Co.	107,800	3,374
* Beverly Enterprises, Inc.	269,800	3,294
* AmSurg Corp.	143,563	3,114
* VCA Antech, Inc.	107,800	2,983
* AMERIGROUP Corp.	130,000	2,902
*^ Martek Biosciences Corp.	93,400	2,690
* PSS World Medical, Inc.	124,978	2,218
* Greatbatch, Inc.	82,200	2,140
* Kensey Nash Corp.	86,807	2,119
* Merit Medical Systems, Inc.	148,434	2,094
Vital Signs, Inc.	38,281	1,964
* Applera Corp.-Celera Genomics Group	157,980	1,858
Computer Programs and Systems, Inc.	43,100	1,836
* WellCare Health Plans Inc.	44,300	1,791
* K-V Pharmaceutical Co. Class A	73,850	1,776
* OraSure Technologies, Inc.	155,800	1,700
* Merge Technologies, Inc.	64,271	1,697
* Keryx Biopharmaceuticals, Inc.	102,534	1,644
* Enzon Pharmaceuticals, Inc.	191,800	1,396
* Cantel Medical Corp.	67,700	1,163
* Alliance Imaging, Inc.	245,900	1,161
* Immunomedics Inc.	303,100	970
* New River Pharmaceuticals Inc.	20,400	680
*^ Laserscope	23,990	647
* Symbion, Inc.	27,304	631
* Hi-Tech Pharmacal Co., Inc.	24,000	622
* Illumina, Inc.	18,000	386
* Enzo Biochem, Inc.	26,000	339
* Dendrite International, Inc.	22,443	326
* PRA International	12,294	320
* CorVel Corp.	15,102	278
Young Innovations, Inc.	7,400	275

		2,155,585

Industrials (13.2%)
MSC Industrial Direct Co., Inc. Class A	1,458,169	65,516
* AMR Corp.	2,144,500	48,680
Joy Global Inc.	796,500	43,043
Watsco, Inc.	601,500	42,550
Donaldson Co., Inc.	1,162,500	40,164
* The Dun & Bradstreet Corp.	535,500	38,706
CNF Inc.	694,948	35,616
* McDermott International, Inc.	620,964	32,290
Oshkosh Truck Corp.	575,800	28,393
Hughes Supply, Inc.	613,600	28,287
* The Advisory Board Co.	560,940	28,036
* Labor Ready, Inc.	1,174,928	27,364
C.H. Robinson Worldwide Inc.	670,700	27,137
* Jacobs Engineering Group Inc.	322,100	26,853
UTI Worldwide, Inc.	248,174	25,991
*^ USG Corp.	271,300	25,828
Albany International Corp.	697,700	25,815
Knight Transportation, Inc.	1,129,600	22,976
* Swift Transportation Co., Inc.	960,000	22,685
*3 US Airways New Company-Private Placement	858,026	22,657
Heartland Express, Inc.	964,140	22,455
The Timken Co.	605,999	21,919
* AirTran Holdings, Inc.	1,176,500	19,930
* ChoicePoint Inc.	483,356	19,876
Harsco Corp.	249,160	19,738
Herman Miller, Inc.	631,500	19,134
Robert Half International, Inc.	515,752	18,840
* Wesco International, Inc.	385,600	18,482
The Corporate Executive Board Co.	213,477	17,962
* Resources Connection, Inc.	654,882	17,806
Landstar System, Inc.	413,900	17,508
* URS Corp.	403,200	17,249
* United Rentals, Inc.	582,200	17,064
Chicago Bridge & Iron Co. N.V	551,600	17,017
* CRA International Inc.	334,600	16,154
JLG Industries, Inc.	271,300	14,780
Werner Enterprises, Inc.	665,800	14,348
Bucyrus International, Inc.	226,000	13,829
Fastenal Co.	361,900	13,806
* West Corp.	333,159	13,603
Walter Industries, Inc.	208,339	13,177
Cummins Inc.	123,700	12,036
* General Cable Corp.	490,300	12,012
The Toro Co.	264,300	11,685
* Alaska Air Group, Inc.	356,698	11,389
* Armor Holdings, Inc.	231,300	11,026
* Gardner Denver Inc.	206,900	10,945
* NCI Building Systems, Inc.	207,100	10,500
United Industrial Corp.	227,400	10,331
* YRC Worldwide, Inc.	206,600	10,297
* Thomas & Betts Corp.	229,900	10,265
* FuelCell Energy, Inc.	935,600	10,114
* BE Aerospace, Inc.	462,993	9,732
* Flowserve Corp.	210,600	9,683
* Aviall, Inc.	276,100	9,542
Washington Group International, Inc.	158,700	9,419
Simpson Manufacturing Co.	236,600	9,154
Administaff, Inc.	208,300	8,965
Aramark Corp. Class B	313,600	8,357
* Stericycle, Inc.	138,699	8,290
* Terex Corp.	115,500	8,143
Precision Castparts Corp.	158,980	7,941
* ESCO Technologies Inc.	159,200	7,823
Freightcar America Inc.	135,500	7,779
Lennox International Inc.	243,000	7,764
Pacer International, Inc.	262,400	7,654
* Hexcel Corp.	363,450	7,585
* Monster Worldwide Inc.	176,000	7,508
* Mobile Mini, Inc.	150,848	7,500
* Navistar International Corp.	275,200	7,485
* Alliant Techsystems, Inc.	96,300	7,463
* Heidrick & Struggles International, Inc.	216,125	7,253
* Continental Airlines, Inc. Class B	346,800	7,252
HNI Corp.	122,700	7,080
ElkCorp	197,611	6,950
* Old Dominion Freight Line, Inc.	236,700	6,755
GATX Corp.	168,200	6,679
* Acco Brands Corp.	269,700	6,662
* Trex Co., Inc.	265,000	6,620
Forward Air Corp.	165,931	6,471
* Foster Wheeler Ltd.	130,700	6,437
* Waste Connections, Inc.	183,200	6,401
* Hub Group, Inc.	149,175	6,318
* Global Cash Access, Inc.	408,330	6,313
* Corrections Corp. of America REIT	146,725	6,228
Skywest, Inc.	212,900	6,212
Pentair, Inc.	149,800	5,752
* Global Power Equipment Group Inc.	1,197,700	5,677
* Astec Industries, Inc.	147,447	5,669
Equifax, Inc.	146,900	5,629
The Manitowoc Co., Inc.	84,500	5,619
* The Middleby Corp.	59,400	5,613
* Kirby Corp.	99,800	5,602
Pall Corp.	188,500	5,429
Florida East Coast Industries, Inc. Class A	109,400	5,337
Arkansas Best Corp.	123,500	5,287
* American Commercial Lines Inc.	156,665	5,225
Roper Industries Inc.	128,900	5,201
Mueller Industries Inc.	177,000	5,138
* Copart, Inc.	203,400	5,124
* Teletech Holdings Inc.	438,432	5,112
Lincoln Electric Holdings, Inc.	113,100	5,034
* LECG Corp.	299,106	5,019
Ametek, Inc.	118,350	4,869
Carlisle Co., Inc.	69,725	4,840
Actuant Corp.	83,725	4,793
The Brink's Co.	89,400	4,756
* Orbital Sciences Corp.	359,100	4,632
Graco, Inc.	115,050	4,623
* United Stationers, Inc.	90,300	4,518
Applied Industrial Technology, Inc.	104,400	4,437
* Energy Conversion Devices, Inc.	85,250	4,293
* Quanta Services, Inc.	297,300	4,118
Wabtec Corp.	127,548	4,027
* EGL, Inc.	90,400	3,698
* Encore Wire Corp.	124,157	3,372
EDO Corp.	117,400	3,244
*^ Distributed Energy Systems Corp.	307,900	3,144
Mine Safety Appliances Co.	75,600	3,011
Watson Wyatt & Co. Holdings	97,360	2,964
* ExpressJet Holdings, Inc.	406,600	2,883
Rollins, Inc.	121,632	2,614
American Woodmark Corp.	79,600	2,487
* Interline Brands, Inc.	91,000	2,311
Amerco, Inc.	27,762	2,250
* American Reprographics Co.	76,100	2,078
* Innovative Solutions and Support, Inc.	137,700	1,970
* Frontier Airlines, Inc.	279,944	1,881
* GenCorp, Inc.	89,300	1,789
* American Superconductor Corp.	157,400	1,763
* Accuride Corp.	126,500	1,625
* Herley Industries Inc.	81,700	1,427
Knoll, Inc.	81,900	1,426
* Navigant Consulting, Inc.	51,400	1,168
* Hudson Highland Group, Inc.	48,003	790
* ABX Air, Inc.	103,034	724
* Builders FirstSource, Inc.	7,008	175

		1,591,449

Information Technology (22.4%)
* Western Digital Corp.	2,976,300	65,062
* Red Hat, Inc.	2,205,800	63,858
* Informatica Corp.	3,696,265	54,409
* Alliance Data Systems Corp.	1,099,790	46,466
* Microsemi Corp.	1,444,360	43,966
* Euronet Worldwide, Inc.	1,287,600	41,551
* Akamai Technologies, Inc.	1,826,612	39,875
* ValueClick, Inc.	2,050,262	38,586
* Foundry Networks, Inc.	2,484,628	37,344
* Polycom, Inc.	1,892,500	36,677
* CNET Networks, Inc.	2,366,963	35,552
* Ingram Micro, Inc. Class A	1,833,800	35,484
Harris Corp.	708,600	32,900
* MPS Group, Inc.	2,175,045	30,907
* Electronics for Imaging, Inc.	1,051,000	29,060
* ON Semiconductor Corp.	3,843,697	28,866
*^ PortalPlayer Inc.	954,568	28,150
* Progress Software Corp.	976,995	28,098
* Trident Microsystems, Inc.	1,075,447	28,091
* Powerwave Technologies, Inc.	1,920,204	28,054
ADTRAN Inc.	950,000	27,864
* Atheros Communications	1,362,900	26,781
* Trimble Navigation Ltd.	667,100	26,697
* Hutchinson Technology, Inc.	947,100	26,216
Global Payments Inc.	499,400	25,434
* Mettler-Toledo International Inc.	432,199	25,020
Intersil Corp.	858,250	24,941
* Cadence Design Systems, Inc.	1,382,965	24,423
* Ciena Corp.	6,065,000	24,260
* MICROS Systems, Inc.	522,739	24,124
* Maxtor Corp.	2,587,000	23,800
* CheckFree Corp.	455,843	23,622
* International Rectifier Corp.	640,975	23,312
* Brocade Communications Systems, Inc.	5,006,100	23,028
* WebEx Communications, Inc.	935,800	22,721
* Anteon International Corp.	404,100	22,286
* Zoran Corp.	1,126,584	22,092
* Avocent Corp.	650,838	21,652
* SERENA Software, Inc.	915,000	21,603
* RSA Security Inc.	1,401,100	21,535
* Cypress Semiconductor Corp.	1,241,300	21,015
* Varian Semiconductor Equipment Associates, Inc.	422,995	20,951
* Komag, Inc.	445,128	20,948
* SRA International, Inc.	652,475	20,723
* Sapient Corp.	3,125,939	20,631
Amphenol Corp.	400,900	20,378
* Emulex Corp.	1,102,477	20,230
* F5 Networks, Inc.	310,209	20,071
* Integrated Device Technology Inc.	1,427,547	19,829
* Marchex, Inc.	792,100	19,264
* Affiliated Computer Services, Inc. Class A	295,650	18,508
Tektronix, Inc.	623,200	18,384
* ManTech International Corp.	640,345	17,904
* CommScope, Inc.	757,600	16,751
* Stratex Networks, Inc.	3,857,500	16,009
* Witness Systems, Inc.	799,490	15,942
* Ceridian Corp.	644,350	15,903
* Digital Insight Corp.	441,324	15,830
* Avid Technology, Inc.	317,043	15,748
* SiRF Technology Holdings, Inc.	459,675	15,486
* Internet Security Systems, Inc.	708,600	15,107
* Intermec, Inc.	432,675	15,087
* ViaSat, Inc.	592,900	14,941
* MicroStrategy Inc.	153,868	14,788
* Benchmark Electronics, Inc.	404,300	14,769
* Tessera Technologies, Inc.	448,175	14,467
* Littelfuse, Inc.	485,768	14,354
* Wind River Systems Inc.	1,064,795	14,247
FactSet Research Systems Inc.	354,422	14,134
* ANSYS, Inc.	321,032	14,080
* Ixia	1,112,900	14,023
* j2 Global Communications, Inc.	292,000	13,943
* Websense, Inc.	211,038	13,914
* Tellabs, Inc.	1,086,700	13,899
* Hyperion Solutions Corp.	399,204	13,737
* Transaction Systems Architects, Inc.	399,800	13,189
* Sycamore Networks, Inc.	2,638,000	13,058
* Compuware Corp.	1,572,300	12,956
* BISYS Group, Inc.	892,669	12,935
* Ariba, Inc.	1,375,725	12,849
* Sonic Solutions, Inc.	766,900	12,846
*^ Take-Two Interactive Software, Inc.	804,400	12,758
* Concur Technologies, Inc.	770,000	12,720
* NICE-Systems Ltd. ADR	239,923	12,651
Plantronics, Inc.	353,700	12,380
* ATMI, Inc.	365,530	12,282
Quality Systems, Inc.	127,400	11,275
* DST Systems, Inc.	198,725	11,260
* Global Imaging Systems, Inc.	317,778	11,237
* Opsware, Inc.	1,525,200	11,164
Acxiom Corp.	466,550	11,043
* CSG Systems International, Inc.	477,770	10,879
* Cymer, Inc.	240,987	10,878
* Iron Mountain, Inc.	260,200	10,845
* NCR Corp.	291,350	10,824
* Comverse Technology, Inc.	394,145	10,796
*^ Cree, Inc.	411,373	10,749
* Brightpoint, Inc.	473,962	10,707
* iVillage Inc.	1,412,100	10,619
* aQuantive, Inc.	404,800	10,529
* Parametric Technology Corp.	1,681,468	10,526
* Plexus Corp.	362,054	10,250
* EarthLink, Inc.	863,500	9,861
* OmniVision Technologies, Inc.	386,300	9,746
Talx Corp.	306,750	9,614
* Blue Coat Systems, Inc.	233,000	9,551
* VeriSign, Inc.	387,850	9,211
* QLogic Corp.	232,100	9,207
* Openwave Systems Inc.	414,503	8,937
* Cirrus Logic, Inc.	1,053,885	8,926
* Silicon Image, Inc.	769,014	8,897
Fair Isaac, Inc.	195,450	8,662
* LSI Logic Corp.	943,100	8,629
* Itron, Inc.	179,000	8,569
* NVIDIA Corp.	187,900	8,448
* RealNetworks, Inc.	1,040,500	8,376
* Marvell Technology Group Ltd.	121,215	8,294
* Multi-Fineline Electronix, Inc.	153,669	8,261
* Photronics Inc.	441,969	7,973
* THQ Inc.	303,300	7,962
* Jupitermedia Corp.	483,700	7,831
* Hewitt Associates, Inc.	291,775	7,790
* Genesis Microchip Inc.	417,542	7,683
* Tekelec	489,139	7,655
* BEA Systems, Inc.	737,100	7,644
* Kanbay International Inc.	433,998	7,317
* RF Micro Devices, Inc.	982,200	7,150
* Nuance Communications, Inc.	832,900	7,113
* Coherent, Inc.	219,795	6,805
* Cogent Inc.	282,300	6,784
* InfoSpace, Inc.	285,800	6,748
MAXIMUS, Inc.	169,225	6,620
* Quest Software, Inc.	416,084	6,591
* Ulticom, Inc.	646,600	6,544
* Citrix Systems, Inc.	211,891	6,535
Anixter International Inc.	139,800	6,471
National Semiconductor Corp.	229,369	6,470
Diebold, Inc.	162,400	6,351
* Mattson Technology, Inc.	483,307	6,283
Autodesk, Inc.	154,578	6,274
* S1 Corp.	1,482,700	6,183
*^ Cabot Microelectronics Corp.	185,800	6,170
* Epicor Software Corp.	463,501	6,165
* Intrado Inc.	241,650	6,148
* Metrologic Instruments, Inc.	286,500	6,131
* LAM Research Corp.	129,975	6,035
Reynolds & Reynolds Class A	211,700	6,012
* Cognizant Technology Solutions Corp.	112,947	5,915
* Digitas Inc.	446,975	5,851
* Silicon Laboratories Inc.	118,600	5,839
* Comtech Telecommunications Corp.	176,167	5,614
* ScanSource, Inc.	94,200	5,540
MoneyGram International, Inc.	208,400	5,535
* InterVoice, Inc.	640,090	5,441
* Standard Microsystem Corp.	155,700	5,362
* NETGEAR, Inc.	291,500	5,282
* CACI International, Inc.	89,760	5,125
* TTM Technologies, Inc.	478,560	4,977
* CMGI Inc.	3,306,400	4,960
* Synaptics Inc.	173,032	4,762
United Online, Inc.	338,722	4,630
Jack Henry & Associates Inc.	218,000	4,462
* JDA Software Group, Inc.	287,008	4,400
* Business Objects S.A. ADR	104,553	4,339
* MEMC Electronic Materials, Inc.	149,175	4,263
*^ Lexar Media, Inc.	524,196	4,073
* McAfee Inc.	161,800	3,752
* Macrovision Corp.	200,100	3,720
* Paxar Corp.	183,600	3,712
* salesforce.com, Inc.	90,071	3,697
* SigmaTel Inc.	286,800	3,665
* Sybase, Inc.	165,191	3,566
* Heartland Payment Systems, Inc.	141,025	3,471
* Westell Technologies, Inc.	776,099	3,454
* SPSS, Inc.	105,374	3,397
* eFunds Corp.	143,800	3,391
* Rambus Inc.	115,700	3,383
* Netlogic Microsystems Inc.	92,400	3,355
* HomeStore, Inc.	550,900	3,327
* Digital River, Inc.	95,800	3,217
* DSP Group Inc.	106,500	3,126
* Avnet, Inc.	121,800	2,978
* BMC Software, Inc.	133,100	2,942
* Blackboard Inc.	109,700	2,825
* Kopin Corp.	585,851	2,789
* Aeroflex, Inc.	225,188	2,722
* Micrel, Inc.	216,000	2,650
* FEI Co.	112,150	2,588
* Skyworks Solutions, Inc.	461,800	2,438
* iPayment Holdings, Inc.	54,843	2,284
* Kongzhong Corp. ADR	162,045	2,168
* TNS Inc.	93,000	1,910
* Mastec Inc.	157,300	1,895
infoUSA Inc.	169,128	1,854
* BearingPoint, Inc.	224,100	1,842
* webMethods, Inc.	238,294	1,837
*^ Neoware Systems, Inc.	65,600	1,781
* FLIR Systems, Inc.	72,200	1,711
* Keane, Inc.	152,300	1,649
* IXYS Corp.	147,877	1,590
* Lawson Software Inc.	177,000	1,303
QAD Inc.	158,917	1,278
* Advanced Energy Industries, Inc.	75,000	1,177
* Sykes Enterprises, Inc.	85,985	1,118
Inter-Tel, Inc.	51,100	1,108
* Excel Technology, Inc.	40,400	1,012
*^ HouseValues, Inc.	53,500	898
* SI International Inc.	29,400	894
* Wright Express Corp.	28,969	737
* DTS Inc.	33,800	566
* Ness Technologies Inc.	48,800	565
MTS Systems Corp.	13,200	484
* Forrester Research, Inc.	21,917	447
* Kulicke & Soffa Industries, Inc.	28,700	321
* Softbrands Inc.	81,250	167
* PMC Sierra Inc.	6,100	58
* Optical Cable Corp. Warrants Exp. 10/24/2007	8,891	2

		2,698,385

Materials (2.7%)
Martin Marietta Materials, Inc.	401,500	34,039
AptarGroup Inc.	436,500	24,636
Carpenter Technology Corp.	212,900	19,280
* Crown Holdings, Inc.	1,019,100	19,067
* Hercules, Inc.	1,188,400	13,916
Florida Rock Industries, Inc.	256,600	13,872
Cytec Industries, Inc.	277,800	13,779
Ferro Corp.	678,600	13,348
Minerals Technologies, Inc.	227,800	12,727
Reliance Steel & Aluminum Co.	158,183	12,576
Allegheny Technologies Inc.	232,600	12,060
* Century Aluminum Co.	350,000	11,928
Albemarle Corp.	242,775	10,626
^ Cleveland-Cliffs Inc.	97,799	10,548
* RTI International Metals, Inc.	219,400	9,928
*^ Titanium Metals Corp.	126,680	9,588
^ Royal Gold, Inc.	179,400	7,013
Celanese Corp. Series A	341,700	6,995
Engelhard Corp.	172,400	6,948
Scotts Miracle-Gro Co.	138,676	6,864
Schnitzer Steel Industries, Inc. Class A	176,900	5,916
* AK Steel Corp.	487,900	5,616
Steel Dynamics, Inc.	120,000	5,570
Worthington Industries, Inc.	230,300	4,751
* FMC Corp.	83,900	4,734
Ball Corp.	109,300	4,427
Silgan Holdings, Inc.	104,356	3,951
Sonoco Products Co.	123,700	3,831
* Owens-Illinois, Inc.	167,200	3,677
Airgas, Inc.	93,000	3,607
Ryerson Tull, Inc.	99,500	3,073
Bemis Co., Inc.	70,300	2,146
Greif Inc. Class A	29,100	1,895

		322,932

Telecommunication Services (1.2%)
* NII Holdings Inc.	449,000	22,208
* UbiquiTel Inc.	1,950,168	19,092
Philippine Long Distance Telephone Co. ADR	488,100	17,469
* Alamosa Holdings, Inc.	849,400	15,918
* Wireless Facilities, Inc.	1,823,800	9,739
* Nextel Partners, Inc.	340,200	9,522
* NeuStar, Inc. Class A	326,973	9,485
* American Tower Corp. Class A	292,790	9,059
* Time Warner Telecom Inc.	613,900	6,630
* Cincinnati Bell Inc.	1,816,019	6,356
* SBA Communications Corp.	213,500	4,665
* Premiere Global Services, Inc.	494,883	4,449
Centennial Communications Corp. Class A	445,607	4,202
*^ Level 3 Communications, Inc.	491,800	1,844

		140,638

Utilities (0.3%)
PNM Resources Inc.	433,300	10,646
Energen Corp.	224,000	8,740
CenterPoint Energy Inc.	522,700	6,680
UGI Corp. Holding Co.	195,500	4,197
Equitable Resources, Inc.	106,400	3,926
Duquesne Light Holdings, Inc.	155,900	2,803
Aqua America, Inc.	47,866	1,348

		38,340

Exchange-Traded Funds (1.5%)
2^ Vanguard Small-Cap VIPERs	1,982,703	127,071
2^ Vanguard Small-Cap Growth VIPERs	780,800	49,565

		176,636

Total Common Stocks
(Cost $8,972,208)		11,412,009

Temporary Cash Investments (7.8%)

Money Markets Funds (7.1%)
** Vanguard Market Liquidity Fund, 4.405%	849,569,349	849,569

	Face
	Amount
	(000)

Repurchase Agreement (0.5%)
Deutsche Bank
4.460%, 2/1/06
(Dated 1/31/06, Repurchase Value
$61,608,000, collateralized by
Federal National Mortgage Assn.,
4.500%-5.500%, 2/1/35-11/1/35	61,600	61,600

U.S. Government & Agency Obligations (0.2%)
† Federal Home Loan Mortgage Corp.
1 4.515%, 4/18/2006	3,000	2,972
† Federal National Mortgage Assn
1 4.419%, 4/12/2006	21,000	20,819
U.S. Treasury Bill
1 3.781-3.936%, 3/23/2006	3,400	3,380

		27,171

Total Temporary Cash Investments
(Cost $938,345)		938,340

Total Investments (102.5%)
(Cost $9,910,553)		12,350,349

Other Assets and Liabilities—Net (-2.5%)		(299,873)

Net Assets (100%)		12,050,476

        *Non-income-producing security
       ^Part of security position is on loan to broker/dealers.
       **Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
       †The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
       1 Securities with a value of $27,171,000 have been segregated as initial margin for open futures contracts.
       2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
       3 Restricted security represents 0.19% of net assets.
       ADR - American Depositary Receipt.
       REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2006, the cost of investment securities for tax purposes was $9,919,467,000. Net unrealized appreciation of investment securities for tax purposes was $2,430,882,000, consisting of unrealized gains of $2,786,386,000 on securities that had risen in value since their purchase and $345,504,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.6% and 3.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	659	242,743	14,146
E-mini NASDAQ 100 Index	3,772	129,719	(88)
E-mini Russell 2000 Index	1,195	88,036	4,331
NASDAQ 100 Index	39	6,706	8

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 20, 2006

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.